Notes Payable - Schedule of Future Maturities of Notes Payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Sep. 19, 2011	Apr. 27, 2007
Debt Disclosure [Abstract]
2014	$ 774,089
2015	35,834
2016	37,668
2017	39,594
2018	34,538
Thereafter
Notes payable	$ 921,723	$ 954,154	$ 105,797	$ 250,000